EQUITY-ACCOUNTED INVESTMENTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of joint ventures [abstract]
Balance, beginning of year	$ 1,107	$ 971	$ 937
Investment	373	57	42
Return of capital	(3)	(8)	(19)
Share of net income	96	22	27
Share of other comprehensive income (loss)	(65)	148	29
Dividends received	(89)	(78)	(56)
Foreign exchange translation and other	(27)	(5)	11
Balance, end of year	$ 1,392	$ 1,107	$ 971